Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14 – Commitments and Contingencies

In August 2018, The Israeli subsidiary entered into a lease agreement for a 60-month period beginning January 1, 2019. The subsidiary may terminate the lease agreement on December 31 of each year with 6-month advance written notice to the lessor. If the subsidiary to terminate the lease agreement at the first 48-month period, then an exit penalty of $241 will apply.

In May 2021, the lease agreement was amended where Subsidiary and lessor agreed to convert fifty percent from February-December 2021 monthly rent payments into fully vested warrants to purchase 56,325 shares of the Company’s common stock issuable upon exercise of this warrant and exercise price of 0.0001$ per share. The warrants will expire on April 30, 2026.

In August 2021, the lease agreement was further amended where the Subsidiary and lessor agreed to convert fifty percent from 2022 monthly rent payments into a warrants to purchase 63,015 shares of the Company’s common stock issuable upon exercise of this warrant and exercise price of 0.0001$ per share. The warrants will expire on September 30, 2026.

On August 22, 2024 the warrants were exercised by the lessor and accordingly, 119,340 common Stock were issued.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In July 2022, the Israeli Subsidiary gave the lessor advanced notice of its intention to exercise the exit point on December 31, 2022, while negotiating the fifth-year terms. The parties were unable to reach agreements and in July 2023 the subsidiary vacated the leased premises. In February 2025 a lawsuit was filed against the Company for a total of $1.6 million. Given the preliminary stage in which the lawsuit is at, the Israeli Subsidiary lawyers cannot reasonably assess the likelihood of the claims to be accepted. The company accounted for $1.6 million and the amount is included in Accrued and other current liabilities.

Note 14 – Commitments and Contingencies

In August 2018, The Israeli subsidiary entered into a lease agreement for a 60-month period beginning January 1, 2019. The subsidiary may terminate the lease agreement on December 31 of each year with 6-month advance written notice to the lessor. If the subsidiary to terminate the lease agreement at the first 48-month period, then an exit penalty of $241 will apply.

In May 2021, the lease agreement was amended where Subsidiary and lessor agreed to convert fifty percent from February-December 2021 monthly rent payments into fully vested warrants to purchase 18,775 shares of the Company’s common stock issuable upon exercise of this warrant and exercise price of 0.0001$ per share. The warrants will expire on April 30, 2026.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In August 2021, the lease agreement was further amended where the Subsidiary and lessor agreed to convert fifty percent from 2022 monthly rent payments into a warrants to purchase 21,005 shares of the Company’s common stock issuable upon exercise of this warrant and exercise price of 0.0001$ per share. The warrants will expire on September 30, 2026. On August 22, 2024 all the warrants held by the lesser were exercised and accordingly, 39,780 Common Stock were issued.

In July 2022, the Israeli Subsidiary gave the lessor advanced notice of its intention to exercise the exit point on December 31, 2022, while negotiating the fifth-year terms. The parties were unable to reach agreements and in July 2023 the subsidiary vacated the leased premises. In February 2025 a lawsuit was filed against the Company for a total of $1,600. Given the preliminary stage in which the lawsuit is at, the Israeli Subsidiary lawyers cannot reasonably assess the likelihood of the claims to be accepted. The company accounted for $1,600 and the amount is included in Accrued and other current liabilities.